Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding the relationship between executive compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and our non-PEO NEOs and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis section of this proxy statement for a complete description of how executive compensation relates to Company performance measures and how the Remuneration Committee makes its decisions related thereto.
Pay Versus Performance Table
The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020 along with the financial information required to be disclosed for each fiscal year. As a pre-commercial biotechnology company, we do not tie executive compensation to Net Income performance, and we do not have other financial metrics that are used to determine executive compensation. We do tie executive compensation to other meaningful objectives which are listed in the “Tabular List of Important Performance Measures” below and further described in the “Compensation Discussion and Analysis — Annual Cash Bonus Plan” section of our proxy statement.
	Summary Compensation Table Total for PEO(2) $	Compensation Actually Paid to PEO(3)(5) $	Average Summary Compensation Table Total for non-PEO NEOs(2)(6) $	Average Compensation Actually Paid to non- PEO NEOs(3)(5) $	Year-end value of $100 invested on December 31, 2019 in:		Net Income (in millions) $
Year(1)					ADAP Total Shareholder Return $	Peer Group Total Shareholder Return(4) $
2023	2,774,041	1,170,874	1,187,665	678,684	66.08	115.42	(113.9)
2022	3,408,527	(47,045)	1,666,827	554,575	121.67	111.27	(165.5)
2021	4,215,001	2,010,069	1,751,548	865,407	312.50	124.89	(158.1)
2020	2,701,602	5,925,647	1,276,963	2,547,100	449.17	125.69	(130.1)

(1)
Adrian Rawcliffe is the PEO for each covered fiscal year. The non-PEO NEOs reflect the following individuals in each year:

2023: Gavin Wood, William Bertrand, Helen Tayton-Martin, Elliot Norry
2022: Gavin Wood, William Bertrand, Elliot Norry, Cintia Piccina
2021: Gavin Wood, Helen Tayton-Martin, William Bertrand, John Lunger
2020: Gavin Wood, Helen Tayton-Martin, William Bertrand, John Lunger, Michael Garone
(2)
Summary Compensation Table (“SCT”) numbers include the values as reported in this proxy statement for fiscal year 2023, as reported in our proxy statement filed on April 13, 2023 for fiscal year 2022, as reported in our proxy statement filed on April 21, 2022 for fiscal year 2021, and as reported in our proxy statement filed on April 8, 2021 for fiscal year 2020.

(3)
Subtractions from, and additions to, total compensation in the SCT by year to calculate CAP include:

	2023	2022	2021	2020
	PEO ($)	PEO ($)	PEO ($)	PEO ($)
Total Compensation from SCT	2,774,041	3,408,527	4,215,001	2,701,602
Adjustments for Equity Awards:
Subtraction: Value of “Option Awards” reported in SCT	(1,716,163)	(2,714,882)	(3,207,291)	(1,715,346)
Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	657,969	1,013,706	1,885,426	2,294,274
	2023	2022	2021	2020
	PEO ($)	PEO ($)	PEO ($)	PEO ($)
Addition (Subtraction): Year-over-year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	(465,401)	(1,186,052)	(776,601)	1,404,606
Addition: Fair value at vest date for awards granted and vested during the covered fiscal year	0	0	0	0
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	(79,572)	(568,344)	(106,467)	1,240,510
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0
Compensation Actually Paid (as calculated)	1,170,874	(47,045)	2,010,069	5,925,647
	2023	2022	2021	2020
	Average of Other non- PEO NEOs ($)	Average of Other non- PEO NEOs ($)	Average of Other non- PEO NEOs ($)	Average of Other non- PEO NEOs ($)
Total Compensation from SCT	1,187,665	1,666,827	1,751,548	1,276,963
Adjustments for Equity Awards:
Subtraction: Value of “Option Awards” reported in SCT	(505,845)	(1,109,700)	(1,069,101)	(712,650)
Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	193,626	457,510	628,477	1,171,315
Addition (Subtraction): Year-over-year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	(166,364)	(340,406)	(396,948)	400,307
Addition: Fair value at vest date for awards granted and vested during the covered fiscal year	0	25,837	0	0
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	(30,397)	(145,493)	(48,569)	411,165
	2023	2022	2021	2020
	Average of Other non- PEO NEOs ($)	Average of Other non- PEO NEOs ($)	Average of Other non- PEO NEOs ($)	Average of Other non- PEO NEOs ($)
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0
Compensation Actually Paid (as calculated)	678,684	554,575	865,407	2,547,100
The following tables illustrate the valuation assumptions as of the vesting date for awards that vested in each of 2023, 2022, 2021 and 2020. Weighted average fair values for RSU-style options are based on our ordinary share price.
Award Type Vesting	Weighted Average Fair Value
	2023	2022	2021	2020
RSU-style options	$0.29	$0.48	$0.92	$0.62
	For Stock Options Vesting in
	2023	2022	2021	2020
Expected volatility	77% – 116%	104% – 117%	103% – 119%	74% – 118%
Expected dividend yield	0%	0%	0%	0%
Expected life, in years	3.0 – 4.5	3.0 – 4.5	3.0 – 4.5	3.0 – 4.5
Risk-free interest rate	3.5% – 4.9%	1.0% – 4.6%	0.2% – 1.3%	0.1% – 1.7%
The following summarizes the valuation assumptions used for stock option awards included as part of CAP:
a.
Expected life of each stock option is based on the “simplified method” using an average of the remaining vesting period and the remaining term, as of the vesting date or fiscal year end date.

b.
Strike price is based on each grant date closing price and asset price is based on each vesting date closing price or fiscal year end closing price.

c.
Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vesting date or fiscal year end date.

d.
Historical volatility is based on daily price history for each expected life (years) prior to each vesting date or fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

e.
Represents annual dividend yield on each vesting date or fiscal year end date.

(4)
The peer group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in ADAP and in the Nasdaq Biotechnology Index. Historical stock price performance is not necessarily indicative of future stock price performance.

(5)
CAP for 2020, 2021, and 2022 as reflected in last year’s disclosure has been adjusted to incorporate an updated in volatility assumptions.

(6)
Average Summary Compensation Table Total for non-PEO NEOs for 2020 and 2021 as reflected in last year’s disclosure has been adjusted to reflect the methodology described in footnote 2 of the Pay versus Performance Table.

Named Executive Officers, Footnote
(1)
Adrian Rawcliffe is the PEO for each covered fiscal year. The non-PEO NEOs reflect the following individuals in each year:

2023: Gavin Wood, William Bertrand, Helen Tayton-Martin, Elliot Norry
2022: Gavin Wood, William Bertrand, Elliot Norry, Cintia Piccina
2021: Gavin Wood, Helen Tayton-Martin, William Bertrand, John Lunger
2020: Gavin Wood, Helen Tayton-Martin, William Bertrand, John Lunger, Michael Garone

Peer Group Issuers, Footnote
(4)
The peer group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in ADAP and in the Nasdaq Biotechnology Index. Historical stock price performance is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 2,774,041	$ 3,408,527	$ 4,215,001	$ 2,701,602
PEO Actually Paid Compensation Amount	$ 1,170,874	(47,045)	2,010,069	5,925,647
Adjustment To PEO Compensation, Footnote
(3)
Subtractions from, and additions to, total compensation in the SCT by year to calculate CAP include:

	2023	2022	2021	2020
	PEO ($)	PEO ($)	PEO ($)	PEO ($)
Total Compensation from SCT	2,774,041	3,408,527	4,215,001	2,701,602
Adjustments for Equity Awards:
Subtraction: Value of “Option Awards” reported in SCT	(1,716,163)	(2,714,882)	(3,207,291)	(1,715,346)
Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	657,969	1,013,706	1,885,426	2,294,274
	2023	2022	2021	2020
	PEO ($)	PEO ($)	PEO ($)	PEO ($)
Addition (Subtraction): Year-over-year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	(465,401)	(1,186,052)	(776,601)	1,404,606
Addition: Fair value at vest date for awards granted and vested during the covered fiscal year	0	0	0	0
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	(79,572)	(568,344)	(106,467)	1,240,510
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0
Compensation Actually Paid (as calculated)	1,170,874	(47,045)	2,010,069	5,925,647

Non-PEO NEO Average Total Compensation Amount	$ 1,187,665	1,666,827	1,751,548	1,276,963
Non-PEO NEO Average Compensation Actually Paid Amount	$ 678,684	554,575	865,407	2,547,100
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Subtractions from, and additions to, total compensation in the SCT by year to calculate CAP include:
	2023	2022	2021	2020
	Average of Other non- PEO NEOs ($)	Average of Other non- PEO NEOs ($)	Average of Other non- PEO NEOs ($)	Average of Other non- PEO NEOs ($)
Total Compensation from SCT	1,187,665	1,666,827	1,751,548	1,276,963
Adjustments for Equity Awards:
Subtraction: Value of “Option Awards” reported in SCT	(505,845)	(1,109,700)	(1,069,101)	(712,650)
Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	193,626	457,510	628,477	1,171,315
Addition (Subtraction): Year-over-year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	(166,364)	(340,406)	(396,948)	400,307
Addition: Fair value at vest date for awards granted and vested during the covered fiscal year	0	25,837	0	0
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	(30,397)	(145,493)	(48,569)	411,165
	2023	2022	2021	2020
	Average of Other non- PEO NEOs ($)	Average of Other non- PEO NEOs ($)	Average of Other non- PEO NEOs ($)	Average of Other non- PEO NEOs ($)
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0
Compensation Actually Paid (as calculated)	678,684	554,575	865,407	2,547,100

Equity Valuation Assumption Difference, Footnote
The following tables illustrate the valuation assumptions as of the vesting date for awards that vested in each of 2023, 2022, 2021 and 2020. Weighted average fair values for RSU-style options are based on our ordinary share price.
Award Type Vesting	Weighted Average Fair Value
	2023	2022	2021	2020
RSU-style options	$0.29	$0.48	$0.92	$0.62
	For Stock Options Vesting in
	2023	2022	2021	2020
Expected volatility	77% – 116%	104% – 117%	103% – 119%	74% – 118%
Expected dividend yield	0%	0%	0%	0%
Expected life, in years	3.0 – 4.5	3.0 – 4.5	3.0 – 4.5	3.0 – 4.5
Risk-free interest rate	3.5% – 4.9%	1.0% – 4.6%	0.2% – 1.3%	0.1% – 1.7%
The following summarizes the valuation assumptions used for stock option awards included as part of CAP:
a.
Expected life of each stock option is based on the “simplified method” using an average of the remaining vesting period and the remaining term, as of the vesting date or fiscal year end date.

b.
Strike price is based on each grant date closing price and asset price is based on each vesting date closing price or fiscal year end closing price.

c.
Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vesting date or fiscal year end date.

d.
Historical volatility is based on daily price history for each expected life (years) prior to each vesting date or fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

e.
Represents annual dividend yield on each vesting date or fiscal year end date.

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
Tabular List of Important Performance Measures
Each year our Remuneration Committee and our Board of Directors determines a set of goals for incentive compensation purposes. In particular, these goals are used in our Annual Cash Bonus Plan. For 2023, these goals included:
•
Late-stage program advancement;

•
Early-stage program advancement;

•
Business development and finance objectives; and

•
Research pipeline progression.

For the full list of 2023 corporate goals, please see “Compensation Discussion and Analysis — Annual Cash Bonus Plan” above.

Total Shareholder Return Amount	$ 66.08	121.67	312.5	449.17
Peer Group Total Shareholder Return Amount	115.42	111.27	124.89	125.69
Net Income (Loss)	$ (113,900,000)	$ (165,500,000)	$ (158,100,000)	$ (130,100,000)
PEO Name	Adrian Rawcliffe
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.29	$ 0.48	$ 0.92	$ 0.62
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	77.00%	104.00%	103.00%	74.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	116.00%	117.00%	119.00%	118.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	3 years	3 years	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term, Maximum	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.50%	1.00%	0.20%	0.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.90%	4.60%	1.30%	1.70%
Measure:: 1
Pay vs Performance Disclosure
Name	Late-stage program advancement
Measure:: 2
Pay vs Performance Disclosure
Name	Early-stage program advancement
Measure:: 3
Pay vs Performance Disclosure
Name	Business development and finance objectives
Measure:: 4
Pay vs Performance Disclosure
Name	Research pipeline progression
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,716,163)	$ (2,714,882)	$ (3,207,291)	$ (1,715,346)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	657,969	1,013,706	1,885,426	2,294,274
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(465,401)	(1,186,052)	(776,601)	1,404,606
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,572)	(568,344)	(106,467)	1,240,510
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(505,845)	(1,109,700)	(1,069,101)	(712,650)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	193,626	457,510	628,477	1,171,315
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,364)	(340,406)	(396,948)	400,307
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	25,837	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,397)	(145,493)	(48,569)	411,165
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0